INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes [Table Text Block]
	2024 $	2023 $
Loss before income taxes	(11,703,990)	(14,414,266)

Expected income tax recovery based on statutory rate	(3,102,000)	(3,820,000)
Adjustments to expected income tax benefit:
Share-based compensation	473,000	849,000
Non-deductible expenses and other	(33,000)	4,000
Change in benefit of tax assets not recognised	2,662,000	2,967,000
Deferred income tax provision (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2024	2023
	$	$

Recognised deferred tax assets and liabilities
Non-capital losses carry-forwards	-	12,000
Interest in exploration and evaluation property	507,635	-
Property and equipment	(515,160)	151,000
Right-of-use assets	(121,000)	(163,000)
Lease liability	128,525	-
Net deferred tax assets	-	-

Disclosure of unrecognized temporary differences and tax losses [Table Text Block]
	2024 $	2023 $
Non-capital loss carry-forwards	29,628,000	19,444,000
Equipment	-	569,000
Interest in exploration and evaluation property	26,340,000	28,256,000
Scientific research and development	580,000	580,000
Share issue costs	675,000	1,033,000
Lease liability	-	614,000
Deductible temporary differences	57,223,000	50,496,000